Income Taxes - Net Operating Losses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
United States [Member]
Net operating losses:
Net operating losses	$ 1,558
United States State [Member]
Net operating losses:
Net operating losses	2,242
Net operating losses, Expiration	Various
Canada [Member]
Net operating losses:
Net operating losses	5
Net operating losses, Expiration	2014
Australia [Member]
Net operating losses:
Net operating losses	59
Net operating losses, Expiration	Indefinite
Argentina [Member]
Net operating losses:
Net operating losses	299
Net operating losses, Expiration	2014
Mariner Energy Inc [Member] | United States [Member]
Net operating losses:
Net operating losses	520
Cordillera Energy Partners [Member] | United States [Member]
Net operating losses:
Net operating losses	$ 183
Minimum [Member] | United States [Member]
Net operating losses:
Net operating losses, Expiration	2032
Minimum [Member] | Mariner Energy Inc [Member] | United States [Member]
Net operating losses:
Net operating losses, Expiration	2018
Minimum [Member] | Cordillera Energy Partners [Member] | United States [Member]
Net operating losses:
Net operating losses, Expiration	2026
Maximum [Member] | United States [Member]
Net operating losses:
Net operating losses, Expiration	2034
Maximum [Member] | Mariner Energy Inc [Member] | United States [Member]
Net operating losses:
Net operating losses, Expiration	2030
Maximum [Member] | Cordillera Energy Partners [Member] | United States [Member]
Net operating losses:
Net operating losses, Expiration	2032